Vessels in Operation (Details) $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	May 28, 2019 USD ($)	Jun. 30, 2019 USD ($) Vessel	Jun. 18, 2018 USD ($)	Nov. 15, 2018 Vessel	Dec. 31, 2018 USD ($) Vessel
Property, Plant and Equipment [Line Items]
Vessel acquisition cost | $		$ 24,940			$ 11,675
Number of vessels Owned		39		19
Number of vessels on which impairment charge is recognized					3
Vessel impairment charges | $		$ 0			$ 71,834
GSL Eleni [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		May 28, 2019
Year built		2004
Capacity in TEUs		7,849
Vessel acquisition cost | $	$ 18,500
GSL Valerie [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		Jun. 18, 2018
Year built		2005
Capacity in TEUs		2,824
Vessel acquisition cost | $			$ 11,275
Poseidon Transaction [Member]
Property, Plant and Equipment [Line Items]
Number of vessels purchased				20
Number of vessels Owned				19
Poseidon Transaction [Member] | Argos [Member]
Property, Plant and Equipment [Line Items]
Number of vessels to be sold				1
Loan Facilities of Poseidon Fleet [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		19
Hayfin Secured Term Loan Facility [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		1
$37.0 Million Hellenic Senior Secured Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		1
2022 Notes [Member] | Citi Super Senior Term Loan [Member]
Property, Plant and Equipment [Line Items]
Number of vessels pledged as collateral		18